Summary of Significant Accounting Policies (Tables)	3 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Non-Current Assets Other than Financial Instruments	Non-current assets other than financial instruments are located in the following countries:
	As of September 30, 2023	As of June 30, 2023
Luxembourg	$248,277	$251,440
United Kingdom	4,770,086	4,774,320
Argentina	4,730,355	4,930,666
United States	435,592	-
Total non-current assets other than financial instruments	$10,184,310	$9,956,426